Long Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Long-term Debt, Unclassified [Abstract]
Long Term Debt
Note 5 – Long term debt
The table below summarizes the components of the Company’s long-term debt (in thousands):

	September 30, 2021	December 31, 2020
First lien facility due 2022	$—	$289,000
Convertible debenture notes due 2024	221,115	214,541
2021 Credit Agreement due 2026	298,500	—

Total debt	519,615	503,541
Less: unamortized original issue discount	(15,600)	(16,126)
Less: unamortized debt issuance costs	(1,832)	(3,867)

Total debt, net	502,183	483,548

Current portion of debt	3,000	17,000
Less: current portion of unamortized original issue discount	—	(4,312)
Less: current portion of unamortized debt issuance costs	—	(1,740)

Total current portion of debt, net	3,000	10,948

Total long-term debt, net	$499,183	$472,600

2021 Credit Agreement
On February 8, 2021, certain subsidiaries of the Company (the “Loan Parties”) entered into a new secured credit agreement (the “2021 Credit Agreement”). Proceeds were used to pay in full all outstanding loans and terminate all lending commitments under the 2016 Credit Agreement (as defined below).
The 2021 Credit Agreement provides for (i) initial term loans in an aggregate principal amount of $300 million (the “Initial Term Loans”), (ii) delayed draw term loans in an aggregate principal amount of $50 million (the “Delayed Draw Term Loans”), and (iii) revolving credit loans in an aggregate principal amount of $40 million, with a letter of credit sublimit of $10 million (the “Revolving Credit Loans”). The Delayed Draw Term Loans are available to the Loan Parties at any time prior to February 8, 2023, subject to certain conditions.
The Initial Term Loans and Delayed Draw Term Loans bear interest, at the Loan Parties’ option, at the rate of (x) with respect to Eurocurrency Rate Loans (as defined in the 2021 Credit Agreement), the Adjusted Eurocurrency Rate (as defined in the 2021 Credit Agreement) with a 1.0% floor, plus 6.50% per annum, or (y) with respect to Base Rate Loans (as defined in the 2021 Credit Agreement), the Base Rate (as defined in the 2021 Credit Agreement) plus 5.50% per annum. The Revolving Credit Loans bear interest, at our option, at the rate of (x) with respect to Eurocurrency Rate Loans, the Adjusted Eurocurrency Rate plus 4.00% per annum, or (y) with respect to Base Rate Loans, the Base Rate plus 3.00% per annum. The Initial Term Loans and Delayed Draw Term Loans amortize at a rate of 1.00% of the aggregate principal amount of Initial Term Loans and Delayed Draw Term Loans outstanding, payable in consecutive quarterly installments of $0.8 million, beginning on June 30, 2021.
The Initial Term Loans, Delayed Draw Term Loans and Revolving Credit Loans are each scheduled to mature on the earlier of February 16, 2026 or six months prior to maturity of our Debentures (as defined below) due in December 2024. The Initial Term Loans and Delayed Draw Term Loans may be voluntarily repaid at any time but may be subject to a prepayment premium. The Initial Term Loans and Delayed Draw Term Loans are required to be repaid under certain circumstances, including with Excess Cash Flow (as defined in the 2021 Credit Agreement), the proceeds of an Asset Sale or Casualty Event (each as defined in the 2021 Credit Agreement) and the proceeds of certain refinancing indebtedness.
The obligations under the 2021 Credit Agreement are secured by substantially all of the Loan Parties’ assets. The 2021 Credit Agreement contains customary affirmative and negative covenants as well as a financial maintenance covenant that requires the Loan Parties to maintain a First Lien Net Leverage Ratio (as defined in the 2021 Credit Agreement) of less than or equal to 7.00 to 1.00, tested at the end of each fiscal quarter. The Company was in compliance with all Credit Agreement covenants as of September 30, 2021.
Revolving Credit Loans
The 2021 Credit Agreement also provides for an unfunded revolver commitment for borrowing up to $40.0 million (the “Revolving Credit Loans”). As of September 30, 2021, there was $39.4 million available capacity for borrowing under the revolving loan commitment due to the $0.6 million of letters of credit outstanding (See Note 9 – Commitments and contingencies).
2016 Credit Agreement and Revolving Credit Facility
On December 9, 2016, certain subsidiaries of the Company entered into a credit agreement (the “2016 Credit Agreement”) with a group of lenders to establish term loan facilities and a revolving line of credit for borrowings by LD Intermediate, Inc. and LD Lower Holdings, Inc. (the “Initial Term Loans”). The Initial Term Loan borrowings of $340.0 million (“First Lien Facility”) and $125.0 million (“Second Lien Facility”) were to mature on December 9, 2022 and December 9, 2023, respectively. The 2016 Credit Agreement also provided for an unfunded revolver commitment for borrowing up to $30.0 million, maturing on June 9, 2022 (the “Revolving
Credit Facility”). The First Lien Facility and the Revolving Credit Facility were repaid and retired on February 8, 2021 and the Second Lien Facility was repaid on December 19, 2019. The Company incurred a loss on debt extinguishment during 2021 of $7.3 million in connection with the retirement of the 2016 Credit Agreement and Revolving Credit Facility.
Convertible Debentures
On December 19, 2019, the Company issued 8% convertible debentures (“Debentures”) due 2024 in an aggregate principal amount of $200 million. At September 30, 2021 and December 31, 2020, the balance due under the Convertible Debentures was $221.1 million and $214.5 million, respectively.
The Debentures mature on December 19, 2024 unless earlier converted, redeemed or repurchased, and bear interest at an annual rate of 4.00% in cash, payable quarterly, and 4.00% in kind, accrued quarterly, on the last business day of March, June, September and December. In addition, on each anniversary of the Closing Date, the Company will increase the principal amount of the Debentures by an amount equal to 3.00% of the original aggregate principal amount of the Debentures outstanding (subject to reduction for any principal amount repaid). The additional payment will accrue from the last payment date for the additional payment (or the Closing Date if no prior payment has been made), and will also be payable at maturity, upon conversion and upon an optional redemption.
At any time, upon notice as set forth in the Debentures, the Debentures are redeemable at the Company’s option, in whole or in part, at a price equal to 100% of the principal amount of the Debentures redeemed, plus accrued and unpaid interest thereon.
Subject to approval of our stockholders to allow for the full conversion of the Debentures into Common Stock, the Debentures are convertible into shares of the Common Stock at the option of the Debenture holders at any time and from time to time at a price of $18 per share, subject to certain adjustments. However, in the event the Company elects to redeem any Debentures, the holders have a right to purchase Common Stock from the Company in an amount equal to the amount redeemed at the conversion price.
The Debentures contain covenants that limit the Company’s ability to, among other things: (i) incur additional debt; (ii) create liens on assets; (iii) engage in certain transactions with affiliates; or (iv) designate the Company’s subsidiaries as unrestricted subsidiaries. The Debentures provide for customary events of default, including non-payment,
failure to comply with covenants or other agreements in the Debentures and certain events of bankruptcy or insolvency. If an event of default occurs and continues, the holders of at least 25% in aggregate principal amount of the outstanding Debentures may declare the entire principal amount of all the Debentures to be due and payable immediately. As of September 30, 2021, the Company was in compliance with all covenants.

Note 7 – Long term debt
The table below summarizes the components of the Company’s long-term debt (in thousands):

	December 31,
	2020	2019
First lien facility due 2022	289,000	306,000
Convertible debenture notes due 2024	214,541	200,000

Total debt	503,541	506,000
Less: unamortized original issue discount	(16,126)	(19,806)
Less: unamortized debt issuance costs	(3,867)	(5,573)

Total debt, net	483,548	480,621
Current portion of debt	17,000	17,000
Less: current portion of unamortized original issue discount	(4,312)	(3,687)
Less: current portion of unamortized debt issuance costs	(1,740)	(1,624)

Total current portion of debt, net	10,948	11,689

Total long-term debt, net	$472,600	$468,932

On February 8, 2021 we entered into the 2021 Credit Agreement, the details of which are disclosed below in Note 17 – Subsequent Events.
2016 Credit Agreement
On December 9, 2016, KLDiscovery entered into a Credit Agreement with a group of lenders to establish term loan facilities and a revolving line of credit for borrowings by LD Intermediate, Inc. and LD Lower Holdings, Inc. (the “Initial Term Loans”). The Initial Term Loan borrowings of $340.0 million (“First Lien Facility”) and $125.0 million (“Second Lien Facility”) were to mature on December 9, 2022 and December 9, 2023, respectively. The First Lien Facility was repaid on February 8, 2021 (see Note 17) and the Second Lien Facility was repaid on December 19, 2019.

The First Lien Facility established a term loan principal payment schedule with payments due on the last day of each calendar quarter beginning on March 31, 2017 of $2.1 million. Quarterly principal payments increased to $4.3 million beginning on March 31, 2019 with a balloon payment of $259.3 million due at maturity. The interest rate for the First Lien Facility adjusted every interest rate period, which could be one, two, three or six months in duration and was decided by the Company, or to the extent consented to by all appropriate Lenders, twelve months thereafter. Interest payment dates include the last day of each interest period and any maturity dates of the facility; however, if any interest period exceeded three months, the respective dates that fall every three months after the beginning of an interest period was also an interest payment date. For each interest period, the interest rate per annum was 5.875% plus the Adjusted Eurocurrency Rate which was defined as an amount equal to the Statutory Reserve Rate multiplied by the greatest of a) LIBOR, b) 0.00% per annum and c) solely with respect to the Initial Term Loans, 1.00% per annum. At December 31, 2020, the balance due was $289.0 million with an interest rate of 5.875% plus an Adjusted Eurocurrency Rate of 1.00%. At December 31, 2019, the balance due was $306.0 million with an interest rate of 5.875% plus an Adjusted Eurocurrency Rate of 2.596%.
The Second Lien Facility required a balloon payment of $125.0 million due at maturity. The interest rate for the Second Lien Facility adjusted every interest rate period, which could have been one, two, three or six months in duration and was decided by the Company, or to the extent consented to by all appropriate Lenders, twelve months thereafter. Interest payment dates included the last day of each interest period and any maturity dates of the facility; however, if any interest period exceeded three months, the respective dates that fall every three months after the beginning of an interest period was also an interest payment date. For each interest period, the interest rate per annum was 10.0% plus the Adjusted Eurocurrency Rate which was defined as an amount equal to the Statutory Reserve Rate multiplied by the greatest of a) LIBOR, b) 0.00% per annum and c) solely with respect to the Initial Term Loans, 1.00% per annum. On December 19, 2019, the Second Lien Facility was paid off and closed. A loss on debt extinguishment was recognized related to the Second Lien Facility closing in the amount of $7.2 million in 2019 related to the write off of deferred financing costs and original issue discounts on the Second Lien Facility. At December 31, 2019 the balance due was zero.
The First and Second Lien Facilities were secured by substantially all the Company’s assets and contain financial covenants. As of December 31, 2020 and 2019, the Company was in compliance with all covenants.
The 2016 Credit Agreement included a mandatory prepayment within ten days after delivery of the annual audited financial statements commencing with the year ending December 31, 2016, in an amount equal to the Excess Cash Flow Percentage of Excess Cash Flow for such Fiscal Year, as defined in the agreement. There were no mandatory prepayments with respect to 2020 and 2019.
Revolving Credit Facility
The 2016 Credit Agreement also provided for unfunded revolver commitment (the “Revolving Credit Facility”) for borrowing up to $30.0 million and was to mature on June 9, 2022. Interest was due at adjustable interest rates ranging from 5.375% to 5.875% based on the First Lien Net Leverage Ratio plus an amount equal to the LIBOR. No amounts were outstanding under the revolving loan as of December 31, 2020 and 2019. The Revolving Credit Facility was retired on February 8, 2021.
As of December 31, 2020, there was approximately $29.3 million available capacity for borrowing under the Revolving Credit Facility due to $0.7 million of letters of credit outstanding (See Note 15).
Convertible Debentures
On December 19, 2019, the Company assumed 8% convertible debentures (“Debentures”) due 2024 in an aggregate principal amount of $200 million. The proceeds of the Debentures were used in part to repay the

Company’s outstanding Second Lien Facility and amounts outstanding under the Revolving Credit Facility. At December 31, 2020 and 2019, the balance due under the Convertible Debentures, including in-kind
and accrued interest, was $214.5 million and $200.0 million, respectively.
The Debentures will mature on December 19, 2024 unless earlier converted, redeemed or repurchased. The Debentures will bear interest at an annual rate of 4.00% in cash, payable quarterly, and
4.00
% in kind, accrued quarterly, on the last business day of March, June, September and December. In addition, on each anniversary of the Closing Date, the Company will add to the principal amount (subject to reduction for any principal amount repaid) of the Debentures an amount equal to 3.00% of the original aggregate principal amount of the Debentures outstanding. The additional payment will accrue from the last payment date for the additional payment (or the Closing Date if no prior payment has been made), and will also be payable at maturity, upon conversion and upon an optional redemption.
At any time, upon notice as set forth in the Debentures, the Debentures will be redeemable at the Company’s option, in whole or in part, at a price equal to 100% of the principal amount of the Debentures redeemed, plus accrued and unpaid interest thereon.
Subject to approval to allow for the full conversion of the Debentures into common stock, the Debentures will be convertible into shares of the Company’s common stock at the option of the debenture holders at any time and from time to time at a price of $18 per share, subject to certain adjustments. However, in the event the Company elects to redeem any Debentures, the holders will have a right to purchase common stock from the Company in an amount equal to the amount redeemed at the conversion price.
The Debentures contain covenants that limit the Company’s ability to, among other things: (i) incur additional debt; (ii) create liens on assets; (iii) engage in certain transactions with affiliates; or (iv) designate the Company’s subsidiaries as unrestricted subsidiaries. The Debentures provide for customary events of default, including non-payment,
failure to comply with covenants or other agreements in the Debentures and certain events of bankruptcy or insolvency. If an event of default occurs and continues, the holders of at least 25% in aggregate principal amount of the outstanding Debentures may declare the entire principal amount of all the Debentures to be due and payable immediately. As of December 31, 2020 and 2019 the Company was in compliance with all covenants.
Future principal payments, including in kind interest, are as follows (in thousands):

December 31,	Amount
2021	17,000
2022	272,000
2023	—
2024	277,287
Thereafter	—

Total	$566,287

The initial term loan borrowings related to the 2016 Credit Agreement were issued at an original issue discount of $11.9 million and $6.3 million for the First Lien Facility and Second Lien Facility, respectively. The Debentures were issued at an original discount of $13.7 million. The original issue discount is amortized using the effective yield method over the respective term of each facility or debenture. Accretion of the original issue discount totaled $3.7 million and $2.7 million during the years ended December 31, 2020 and 2019, respectively. Amortization is recorded as interest expense in the accompanying Consolidated Statements of Comprehensive Loss.

The Company incurred term loan facilities and revolver closing fees related to the 2016 Credit Agreement of $13.6 million. The term loan facilities and revolver closing fees were deferred on December 9, 2016, along with fees of $0.6 million related to the 2016 Credit Agreement and are amortized over their respective terms. The Company incurred closing fees related to the Debentures of $0.9 million which were deferred on December 19, 2019 and are amortized over the term of the debentures. Amortization of debt issuance costs totaled $1.6 million and $2.1 million during the years ended December 31, 2020 and 2019, respectively. Amortization is recorded as interest expense in the accompanying Consolidated Statements of Comprehensive Loss. A loss on debt extinguishment was recognized related to the closing of the Second Lien Facility in the amount of $7.2 million for deferred financing costs and original issue discounts in 2019.
The future amortization of debt issuance costs and original issue discount related to the 2016 Credit Agreement, the Revolving Credit Facility and Convertible Debentures are as follows (in thousands):

December 31,	Amount
2021	$6,052
2022	6,453
2023	3,528
2024	3,961

Total	$19,994

In February 2021, the Company expensed $7.2 million of these debt issuance costs in connection with the retirement of the 2016 Credit Agreement.